Debt - Additional Information (Detail) € in Billions, ¥ in Billions					1 Months Ended	12 Months Ended
	Apr. 30, 2022	Aug. 20, 2021 USD ($)	Apr. 01, 2020 USD ($)	Mar. 20, 2020 USD ($)	Nov. 24, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Sep. 18, 2020 USD ($)	Mar. 19, 2018 USD ($)
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount						$ 7,100,000,000
Aggregate principal amount of Senior Notes						6,800,000,000
Other debt and fair value adjustments, total						10,500,000
Debt discount and issuance costs						$ 36,400,000	$ 48,200,000
Redemption price percent						100.00%			100.00%	100.00%
Proceeds from senior notes					$ 1,599,800,000	$ 1,599,800,000	1,497,100,000	$ 549,200,000
Loss on early extinguishment of debt						165,100,000	$ 0	0
Debt re-acquisition price						2,154,800,000
Long-term debt, carrying value						1,982,700,000
Debt tender fees						5,000,000
Gain on reverse treasury lock						12,000,000
Estimated fair value						$ 7,216,400,000
Weighted average interest rate for all borrowings, long-term debt						2.80%	3.00%		2.80%	2.80%
Interest paid on Debt						$ 219,000,000	$ 193,100,000	$ 226,900,000
Two Thousand Twenty One Five Year Credit Agreement
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Two Thousand Twenty One Five Year Credit Agreement | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio						4.50%			4.50%	4.50%
Consolidated EBITDA ratio thereafter						5.00%			5.00%	5.00%
Two Thousand Twenty One Five Year Credit Agreement | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio						1.00%			1.00%	1.00%
Consolidated EBITDA ratio thereafter						1.00%			1.00%	1.00%
2021 364-Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument						Aug. 19, 2022
Principal amount, unsecured credit facility						$ 1,000,000,000
Outstanding borrowings						$ 0
2021 364-Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio						4.50%			4.50%	4.50%
Consolidated EBITDA ratio thereafter						5.00%			5.00%	5.00%
2021 364-Revolving Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio						1.00%			1.00%	1.00%
Consolidated EBITDA ratio thereafter						1.00%			1.00%	1.00%
September 2020 Credit Agreement [Member]
Debt Instrument [Line Items]
Principal amount, unsecured credit facility											$ 1,000,000,000
Outstanding borrowings						$ 0
Euro Notes
Debt Instrument [Line Items]
Term loan | €									€ 1.5
Japan Term Loan A [Member]
Debt Instrument [Line Items]
Term loan							113,300,000			¥ 11.7
Maturity date of debt instrument						Sep. 27, 2022
Japan Term Loan B [Member]
Debt Instrument [Line Items]
Term loan							206,300,000			¥ 21.3
Maturity date of debt instrument						Sep. 27, 2022
Floating Rate Notes [Member]
Debt Instrument [Line Items]
Repayments of term loan						$ 200,000,000
Floating Rate Notes [Member] | Due in 2021 [Member]
Debt Instrument [Line Items]
Repayments of term loan						200,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Repayments of term loan						$ 300,000,000
Interest rate						4.45%			4.45%	4.45%
Senior Notes [Member] | Due in 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes												$ 450,000,000
Repayments of term loan							$ 250,000,000
Senior Notes [Member] | Due in 2026 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes				$ 600,000,000
Maturity date of debt instrument				Jan. 15, 2026
Interest rate				3.05%
Senior Notes [Member] | 3.375% [Member] | Due in 2021 [Member]
Debt Instrument [Line Items]
Repayments of term loan						$ 300,000,000
Interest rate						3.375%	3.375%		3.375%	3.375%
Senior Notes [Member] | 1.450% [Member] | Due in 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes					$ 850,000,000	$ 850,000,000
Maturity date of debt instrument					Nov. 22, 2024
Interest rate					1.45%	1.45%			1.45%	1.45%
Senior Notes [Member] | 2.600% [Member] | Due in 2031 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes					$ 750,000,000	$ 750,000,000
Maturity date of debt instrument					Nov. 24, 2031
Interest rate					2.60%	2.60%			2.60%	2.60%
Senior Notes [Member] | 3.700% [Member] | Due in 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes						$ 86,300,000	$ 300,000,000
Interest rate						3.70%	3.70%		3.70%	3.70%
Notes tendered, principal amount						$ 213,700,000
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes						$ 863,000,000	$ 2,000,000,000
Interest rate						3.55%	3.55%		3.55%	3.55%
Notes tendered, principal amount						$ 1,137,000,000
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Senior Notes				$ 900,000,000		$ 257,500,000	$ 900,000,000
Maturity date of debt instrument				Mar. 20, 2030
Interest rate				3.55%		3.55%	3.55%		3.55%	3.55%
Notes tendered, principal amount						$ 642,500,000
Senior Notes [Member] | 2.700% [Member] | Due in 2020 [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument			Apr. 01, 2020
Repayments of term loan			$ 1,500,000,000
Interest rate			2.70%
Multi Currency Revolving Facility | Two Thousand Twenty One Five Year Credit Agreement
Debt Instrument [Line Items]
Maturity date of debt instrument		Aug. 20, 2026
Principal amount, unsecured credit facility		$ 1,500,000,000
Debt Instrument, Term		5 years
Outstanding borrowings		$ 0
Uncommitted incremental feature		500,000,000
Multi Currency Revolving Facility | Two Thousand Nineteen Credit Agreement
Debt Instrument [Line Items]
Principal amount, unsecured credit facility		$ 1,500,000,000
Debt Instrument, Term		5 years
Five Year Revolving Facility | Two Thousand Twenty One Five Year Credit Agreement
Debt Instrument [Line Items]
Outstanding borrowings						0
Japan Term Loan A and Japan Term Loan B [Member]
Debt Instrument [Line Items]
Estimated fair value						$ 286,200,000